Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands							3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2019	Aug. 24, 2018	May 25, 2018	Apr. 23, 2018	Dec. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020
Related Party Transaction [Line Items]
Selling, general and administrative expenses from transactions with related party							$ 1,600	$ 1,133	$ 3,112	$ 1,939
Debt instrument , maturity date					Apr. 23, 2023
Operating leases, monthly rent expense							4,900	2,700	9,000	5,100
First Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 100
Debt instrument, interest rate stated percentage				2.80%
Debt instrument , maturity date				May 25, 2026
Second Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 50
Debt instrument, interest rate stated percentage			2.80%
Debt instrument , maturity date			Aug. 24, 2025
ITC Holdings [Member]
Related Party Transaction [Line Items]
Operating leases, monthly rent expense							700	800	1,400	1,300
Payments for repurchase of equity											$ 400
Dental Excellence Partners, LlC [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage					7.00%
Related party advance due amount					$ 4,500
Interest and fee income, loans and leases							100		200
Allowance for loan and lease losses, write-offs	$ 500
Advisory Services Agreement [Member] | In Tandem Capital Partners, LLC [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party						$ 300
Percentage of EBITDA for the prior calendar year						2.00%
Percentage of advisory fee on enterprise value						2.00%
Percenatge of advisory fee equal to deferred payment						2.00%
Related party transaction, amounts of transaction							1,500	4,200	1,500	5,400
Selling, general and administrative expenses from transactions with related party							200			200
Due to related party							0		0			$ 0
Related party transaction, repair and maintenance cost							1,500	4,200	1,500	5,400
Advisory Services Agreement [Member] | In Tandem Capital Partners, LLC [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party							400	200	800	400
Administrative Service Agreement [Member] | Dental Excellence Partners, LlC [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party								300	1,200	900
Due to related party												0
Allowance for loan and lease losses, write-offs	400
Administrative Service Agreement [Member] | Dental Excellence Partners, LlC [Member] | Fee For Service And Other Revenues [Member]
Related Party Transaction [Line Items]
Revenue from related parties								200	100	300
Dental Service Agreement [Member] | Care Dental Group, LlC [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							100	100	300	300
Related party transaction, fees per		15 months
Related party transaction, repair and maintenance cost							100	100	300	300
Humana Relationships [Member] | Humana [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party									0
Debt instrument, face amount								$ 60,000		$ 60,000
Deferred revenue							18,800		18,800
Deferred rent credit												$ 13,500
Operating lease, expense							$ 300		$ 500
Humana Relationships [Member] | Humana [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage								10.00%		10.00%
Percentage of entity revenue							20.00%		20.00%
Humana Relationships [Member] | Humana [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage								8.00%		8.00%
Humana Relationships [Member] | Humana [Member] | Thirdparty Medical Costs [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party							$ 116,000	$ 70,600	$ 249,800	$ 76,900
Revenue from related parties							150,700	97,400	335,900	107,700
General Contractor Agreements [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							1,000	1,200	2,400	3,200
Related party transaction, repair and maintenance cost							1,000	1,200	2,400	3,200
Other Service Provided [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							300	100	400	200
Related party transaction, repair and maintenance cost							$ 300	$ 100	$ 400	$ 200
Other Service Provided [Member] | Dental Excellence Partners, LlC [Member]
Related Party Transaction [Line Items]
Allowance for loan and lease losses, write-offs	$ 100